8. Trade receivables	12 Months Ended
Dec. 31, 2018
Trade Receivables
Trade receivables
	2018	2017
		Restated (Note 5.1)

Credit card companies (note 8.1)	38	234
Credit card companies - related parties (note 12.2)	58	170
Sales vouchers and trade receivables	128	147
Private label credit card	53	74
Receivables from related parties (note 12.2)	15	-
Receivables from suppliers	101	79
Allowance for doubtful accounts (note 8.2)	(5)	(6)
	388	698

Current	384	618
Noncurrent	4	80

8.1.   Credit card companies

As part of its cash management strategy, the Group periodically enters into factoring transactions and discounts a portion of its credit card receivables to financial institutions or credit card companies in order to strengthen their working capital, without recourse or related obligation.

8.2.   Allowance for doubtful accounts on trade receivables

	2018	2017	2016
		Restated	Restated
At the beginning of the year	(4)	(2)	(392)
Effect of adoption of IFRS 9	(2)	(2)	(2)
Restated opening balance	(6)	(4)	(394)
Allowance booked for the year	(630)	(740)	(631)
Write-off of receivables	771	621	561
Assets held for sale and discontinued operations (note 32)	(140)	117	444
Exchange rate changes	-	-	16
At the end of the year	(5)	(6)	(4)

 Below is the aging list of consolidated gross receivables, by maturity period:

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

2018	393	362	10	5	5	11
2017 – Restated	704	673	15	5	2	9